Equity Transactions (Details 4) - shares	Mar. 31, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	7,902,037	960,098
Year 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants
Year 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants		360
Year 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	3,610	3,610
Year 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	72,728	72,728
Year 2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	90,508	115,509
Year 2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	767,891	767,891
Year 2031 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total outstanding warrants	6,967,300